BUSINESS COMBINATIONS - Consideration for Shengdu - Fair value of assets acquired and the liabilities assumed (Details) ¥ in Thousands, $ in Thousands		1 Months Ended
	Apr. 20, 2022 CNY (¥)	Jan. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
BUSINESS COMBINATIONS
Goodwill			¥ 1,805,689	¥ 4,934,235	$ 715,397	¥ 2,467,497	¥ 2,477,075
Shengdu
BUSINESS COMBINATIONS
Cash and cash equivalents	¥ 437,658		120,000	¥ 3,362,300
Restricted cash	2,106
Short term investments	1,004,314
Accounts receivable and contract assets, net	179,804
Prepayments, receivables and other assets	404,196
Property, plant and equipment, net	332,923
Right-of-use assets	530,653
Long-term investments, net	45,661
Intangible assets	1,050,523
Deferred tax assets	40,592
Goodwill	3,060,775
Accounts payable	(551,299)
Salary and welfare payable	(487,205)
Income taxes payable	(16,388)
Lease liabilities current portion	(83,115)
Contract liability	(1,126,951)
Accrued expenses and other current liabilities	(330,900)
Lease liabilities non-current portion	(359,763)
Deferred tax liabilities	(270,244)
Total	3,863,340
Total purchase price is comprised of:
Cash consideration	3,920,000	¥ 3,440,000	¥ 480,000
Forward loss	(56,660)
Total	¥ 3,863,340